Exhibit 99.1

World Omni Auto Receivables Trust 2025-D

Monthly Servicer Certificate

January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	820,580,229.72	33,817
Yield Supplement Overcollateralization Amount 12/31/25	55,227,886.92	0
Receivables Balance 12/31/25	875,808,116.64	33,817
Principal Payments	30,330,885.81	1,075
Defaulted Receivables	1,354,166.02	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	52,642,989.87	0
Pool Balance at 01/31/26	791,480,074.94	32,707

Pool Statistics	$ Amount	# of Accounts
Pool Factor	85.89%
Prepayment ABS Speed	1.75%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	8,369,514.63	296
Past Due 61-90 days	2,818,262.25	81
Past Due 91-120 days	1,360,076.95	39
Past Due 121+ days	0.00	0
Total	12,547,853.83	416

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	597,135.96
Aggregate Net Losses/(Gains) - January 2026	757,030.06
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.04%
Prior Net Losses/(Gains) Ratio	0.28%
Second Prior Net Losses/(Gains) Ratio	0.17%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.12%

Overcollateralization Target Amount	7,123,320.67
Actual Overcollateralization	7,123,320.67
Weighted Average Contract Rate	6.21%
Weighted Average Contract Rate, Yield Adjusted	9.27%
Weighted Average Remaining Term	57.98

Flow of Funds	$ Amount
Collections	35,450,992.27
Investment Earnings on Cash Accounts	14,261.87
Servicing Fee	(729,840.10)
Transfer to Collection Account	-
Available Funds	34,735,414.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,642,883.95
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	7,924,932.71
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,123,320.67
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,103,915.04

Total Distributions of Available Funds	34,735,414.04

Servicing Fee	729,840.10
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	813,195,007.65
Principal Paid	28,838,253.38
Note Balance @ 02/17/26	784,356,754.27

Class A-1
Note Balance @ 01/15/26	84,815,007.65
Principal Paid	28,838,253.38
Note Balance @ 02/17/26	55,976,754.27
Note Factor @ 02/17/26	29.4614496%

Class A-2a
Note Balance @ 01/15/26	145,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	145,000,000.00
Note Factor @ 02/17/26	100.0000000%

Class A-2b
Note Balance @ 01/15/26	169,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	169,000,000.00
Note Factor @ 02/17/26	100.0000000%

Class A-3
Note Balance @ 01/15/26	314,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	314,000,000.00
Note Factor @ 02/17/26	100.0000000%

Class A-4
Note Balance @ 01/15/26	59,060,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	59,060,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	27,530,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	27,530,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	13,790,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	13,790,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,793,245.62
Total Principal Paid	28,838,253.38
Total Paid	31,631,499.00

Class A-1
Coupon	4.04100%
Interest Paid	314,175.99
Principal Paid	28,838,253.38
Total Paid to A-1 Holders	29,152,429.37

Class A-2a
Coupon	3.91000%
Interest Paid	472,458.33
Principal Paid	0.00
Total Paid to A-2a Holders	472,458.33

Class A-2b
SOFR Rate	3.70735%
Coupon	4.01735%
Interest Paid	622,354.47
Principal Paid	0.00
Total Paid to A-2b Holders	622,354.47

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.0414922
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.4012210
Total Distribution Amount	34.4427132

A-1 Interest Distribution Amount	1.6535578
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	151.7802809
Total A-1 Distribution Amount	153.4338387

A-2a Interest Distribution Amount	3.2583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.2583333

A-2b Interest Distribution Amount	3.6825708
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.6825708

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	274.81
Noteholders' Third Priority Principal Distributable Amount	478.18
Noteholders' Principal Distributable Amount	247.01

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	2,295,965.66
Investment Earnings	7,012.25
Investment Earnings Paid	(7,012.25)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66